Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	Year ended Dec 31, 2022	Year ended Dec 31, 2021
	(Audited)	(Audited)
Cash at bank	$57,342	$693,456
Fixed deposit with licensed bank	$18,128	$19,168
Total cash and cash equivalents	$75,470	$712,624